JPMorgan Developed International Value Fund
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.2%
Australia — 5.3%
AGL Energy Ltd.	262	1,867
BHP Group Ltd.	452	11,098
Fortescue Ltd.	277	3,246
Glencore plc	987	4,264
Insignia Financial Ltd.	903	2,453
New Hope Corp. Ltd.	355	1,059
Perseus Mining Ltd.	628	1,095
QBE Insurance Group Ltd.	183	2,358
Rio Tinto plc	141	8,481
Ventia Services Group Pty. Ltd.	421	990
		36,911
Austria — 1.3%
BAWAG Group AG (a)	14	1,273
Erste Group Bank AG	40	2,456
OMV AG	57	2,352
Telekom Austria AG	172	1,441
Vienna Insurance Group AG Wiener Versicherung Gruppe	41	1,366
		8,888
Belgium — 0.5%
Ageas SA	25	1,319
KBC Group NV	29	2,204
		3,523
China — 0.7%
BOC Hong Kong Holdings Ltd.	639	2,077
Yangzijiang Shipbuilding Holdings Ltd.	1,128	2,527
		4,604
Denmark — 1.0%
Carlsberg A/S, Class B	10	1,088
Danske Bank A/S	85	2,548
H Lundbeck A/S	221	1,353
ISS A/S (b)	47	884
Sydbank A/S	17	902
		6,775
Finland — 1.3%
Kalmar OYJ, Class B *	62	2,095
Nokia OYJ	667	3,145
Nordea Bank Abp	76	899
Nordea Bank Abp	248	2,951
		9,090
France — 8.2%
AXA SA	158	5,980
BNP Paribas SA	93	6,339
Carrefour SA	118	1,681
Cie Generale des Etablissements Michelin SCA	79	2,762

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Coface SA	85	1,373
Credit Agricole SA	165	2,487
Eiffage SA	15	1,356
Engie SA	198	3,261
Eurazeo SE	15	1,252
Orange SA	223	2,397
Renault SA	61	3,149
Rubis SCA	39	1,021
Societe Generale SA	89	2,883
Television Francaise 1 SA	139	1,094
TotalEnergies SE	180	10,395
Unibail-Rodamco-Westfield, REIT	18	1,513
Vallourec SACA *	100	1,906
Vicat SACA	28	1,170
Vinci SA	45	4,862
		56,881
Georgia — 0.2%
Bank of Georgia Group plc	21	1,211
Germany — 9.4%
Allianz SE (Registered)	33	10,694
Aroundtown SA *	316	937
Bilfinger SE	24	1,248
Commerzbank AG	121	2,333
Continental AG	23	1,619
Deutsche Bank AG (Registered)	218	4,268
Deutsche Telekom AG (Registered)	315	10,567
Douglas AG *	47	995
E.ON SE	233	2,765
Freenet AG	54	1,666
Fresenius SE & Co. KGaA *	58	2,232
Heidelberg Materials AG	23	3,220
Henkel AG & Co. KGaA (Preference)	29	2,514
HOCHTIEF AG	16	2,324
Hornbach Holding AG & Co. KGaA	14	1,067
LEG Immobilien SE	19	1,523
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	12	6,307
ProSiebenSat.1 Media SE (b)	234	1,342
SAF-Holland SE	76	1,308
Talanx AG	16	1,384
Traton SE (b)	39	1,216
TUI AG *	137	1,159
Vonovia SE	81	2,491
		65,179
Guatemala — 0.1%
Millicom International Cellular SA, SDR	35	948

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — 1.1%
Pacific Basin Shipping Ltd.	3,041	616
Prudential plc	321	2,675
Swire Properties Ltd.	851	1,681
United Laboratories International Holdings Ltd. (The)	944	1,403
Yue Yuen Industrial Holdings Ltd.	658	1,401
		7,776
Ireland — 1.4%
AerCap Holdings NV	26	2,479
AIB Group plc	373	2,192
Bank of Ireland Group plc	181	1,802
Cairn Homes plc	523	1,245
Glenveagh Properties plc * (a)	591	1,046
Greencore Group plc	509	1,226
		9,990
Israel — 0.2%
Plus500 Ltd.	45	1,572
Italy — 5.9%
Azimut Holding SpA	37	977
Banca Monte dei Paschi di Siena SpA (b)	167	1,070
Banco BPM SpA	226	1,984
BFF Bank SpA (a)	150	1,284
BPER Banca SpA	223	1,520
Buzzi SpA	29	1,175
Danieli & C Officine Meccaniche SpA	43	872
Enel SpA	750	5,332
Generali	104	3,306
Intesa Sanpaolo SpA	1,356	5,869
Maire SpA	133	1,313
MFE-MediaForEurope NV, Class B	255	1,133
Pirelli & C SpA (a)	196	1,179
Poste Italiane SpA (a)	126	1,917
Saipem SpA *	773	1,885
UniCredit SpA	135	6,212
Unipol Assicurazioni SpA	195	2,636
Webuild SpA	433	1,318
		40,982
Japan — 19.8%
Amada Co. Ltd.	133	1,377
Asahi Group Holdings Ltd.	186	2,011
Asahi Kasei Corp.	323	2,194
Cosmo Energy Holdings Co. Ltd.	43	1,848
Credit Saison Co. Ltd.	89	2,089
Dai-ichi Life Holdings, Inc.	131	3,566
Daiwa Securities Group, Inc.	258	1,866
ENEOS Holdings, Inc.	466	2,341

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Fuji Media Holdings, Inc.	105	1,484
Furukawa Electric Co. Ltd.	30	1,372
Gunma Bank Ltd. (The)	164	1,177
Hokkaido Electric Power Co., Inc. (b)	167	852
Idemitsu Kosan Co. Ltd.	324	2,162
Inpex Corp.	210	2,512
Isuzu Motors Ltd.	163	2,193
ITOCHU Corp.	57	2,625
Japan Petroleum Exploration Co. Ltd.	157	1,111
Kamigumi Co. Ltd.	55	1,187
Kandenko Co. Ltd.	85	1,359
Kansai Electric Power Co., Inc. (The)	117	1,290
Kansai Paint Co. Ltd. (b)	65	881
KDDI Corp.	162	5,411
Komatsu Ltd.	116	3,508
Marubeni Corp.	162	2,404
MISUMI Group, Inc.	57	912
Mitsubishi UFJ Financial Group, Inc.	953	12,052
Mitsui & Co. Ltd.	274	5,433
Mizuho Financial Group, Inc.	223	6,138
Modec, Inc.	87	1,791
MS&AD Insurance Group Holdings, Inc.	155	3,222
Niterra Co. Ltd.	42	1,372
Nomura Real Estate Holdings, Inc. (b)	54	1,438
Open House Group Co. Ltd.	40	1,292
ORIX Corp.	175	3,692
Osaka Gas Co. Ltd.	94	1,838
Resona Holdings, Inc.	333	2,475
Sankyo Co. Ltd.	129	1,732
Sega Sammy Holdings, Inc.	76	1,475
Sekisui House Ltd.	90	2,066
SKY Perfect JSAT Holdings, Inc.	230	1,377
Sojitz Corp.	68	1,398
Sony Group Corp.	71	1,556
Sumitomo Corp.	141	3,068
Sumitomo Electric Industries Ltd.	172	3,208
Sumitomo Forestry Co. Ltd.	54	1,846
Sumitomo Mitsui Financial Group, Inc.	325	8,016
Sumitomo Realty & Development Co. Ltd.	58	2,018
Sumitomo Rubber Industries Ltd.	158	1,838
Suzuki Motor Corp.	271	3,246
T&D Holdings, Inc.	141	2,683
Tokyo Steel Manufacturing Co. Ltd.	133	1,343
Tokyu Fudosan Holdings Corp.	255	1,640
Toyo Tire Corp.	85	1,399
Toyoda Gosei Co. Ltd.	113	2,018
Toyota Tsusho Corp.	123	2,083

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Tsubakimoto Chain Co.	121	1,482
UACJ Corp.	35	1,209
		137,176
Netherlands — 3.4%
ABN AMRO Bank NV, CVA (a)	94	1,572
Aegon Ltd.	267	1,746
ASR Nederland NV	29	1,453
Eurocommercial Properties NV, REIT	47	1,148
ING Groep NV	312	5,180
Koninklijke Ahold Delhaize NV	98	3,463
Koninklijke BAM Groep NV	378	1,658
Koninklijke Heijmans N.V., CVA	78	2,597
NN Group NV	59	2,723
OCI NV	79	909
SBM Offshore NV	70	1,313
		23,762
Norway — 1.6%
Aker Solutions ASA	449	1,276
DNB Bank ASA	112	2,380
DOF Group ASA *	118	992
Equinor ASA	100	2,397
Hoegh Autoliners ASA (b)	125	1,134
Telenor ASA	176	2,158
Wallenius Wilhelmsen ASA	126	1,014
		11,351
Peru — 0.2%
Hochschild Mining plc *	497	1,084
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	2,690	1,404
Singapore — 1.6%
DBS Group Holdings Ltd.	83	2,702
Oversea-Chinese Banking Corp. Ltd.	336	4,288
United Overseas Bank Ltd.	135	3,719
		10,709
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	531	6,044
Banco de Sabadell SA	832	1,961
Banco Santander SA	1,380	7,074
CaixaBank SA	474	2,870
Mapfre SA	344	955
Tecnicas Reunidas SA *	102	1,435
Unicaja Banco SA (a)	841	1,197
		21,536

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — 2.6%
Ambea AB (a)	185	1,547
Betsson AB, Class B *	84	1,143
Granges AB	95	1,148
Loomis AB	31	992
NCC AB, Class B	89	1,439
Skandinaviska Enskilda Banken AB, Class A	181	2,565
Storskogen Group AB, Class B	1,103	1,189
Svenska Handelsbanken AB, Class A	204	2,254
Swedbank AB, Class A	107	2,328
Tele2 AB, Class B	166	1,853
Telia Co. AB	553	1,629
		18,087
Switzerland — 1.4%
Aryzta AG *	520	1,027
Avolta AG	25	1,138
Zurich Insurance Group AG	12	7,464
		9,629
United Kingdom — 15.4%
3i Group plc	110	5,281
Aviva plc	347	2,198
Balfour Beatty plc	249	1,434
Barclays plc	1,509	5,530
Beazley plc	140	1,449
Bellway plc	29	942
British American Tobacco plc	174	6,905
British Land Co. plc (The), REIT	214	994
BT Group plc	1,051	1,843
Burberry Group plc	117	1,709
Centrica plc	1,597	2,807
Currys plc *	1,302	1,517
Drax Group plc	156	1,202
easyJet plc	159	1,004
Future plc	99	1,116
Great Portland Estates plc, REIT	208	743
Hammerson plc, REIT	324	1,147
Harbour Energy plc	272	785
Hiscox Ltd.	69	940
HSBC Holdings plc	1,502	15,686
IG Group Holdings plc	56	703
Imperial Brands plc	99	3,331
Inchcape plc	120	1,001
International Consolidated Airlines Group SA	490	2,043
Investec plc	232	1,496
ITV plc	1,379	1,265
JET2 plc	54	1,033
Just Group plc	1,017	2,083

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Keller Group plc	57	966
Kier Group plc	1,012	1,873
Lancashire Holdings Ltd.	235	1,892
Land Securities Group plc, REIT	188	1,360
Lloyds Banking Group plc	5,509	4,236
Marks & Spencer Group plc	492	2,040
Mitie Group plc	948	1,358
Morgan Sindall Group plc	23	1,058
NatWest Group plc	702	3,741
Paragon Banking Group plc	180	1,794
Pennon Group plc	145	1,033
Persimmon plc	125	1,950
Premier Foods plc	451	1,050
Serco Group plc	374	720
Shaftesbury Capital plc, REIT	504	773
SSE plc	113	2,276
Standard Chartered plc	258	3,476
Taylor Wimpey plc	756	1,119
Tesco plc	695	3,200
TP ICAP Group plc	422	1,424
Watches of Switzerland Group plc * (c)	217	1,534
		107,060
United States — 10.3%
GSK plc	109	1,897
Holcim AG	50	4,953
Nestle SA (Registered)	20	1,699
Novartis AG (Registered)	94	9,857
Roche Holding AG	61	19,093
Sanofi SA	92	10,044
Shell plc	527	17,310
Signify NV (a)	35	750
Swiss Re AG	30	4,621
Tenaris SA	81	1,528
		71,752
Total Common Stocks (Cost $548,637)		667,880
Short-Term Investments — 5.3%
Investment Companies — 4.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (d) (e) (Cost $30,689)	30,679	30,691
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (d) (e)(Cost $6,119)	6,119	6,119
Total Short-Term Investments (Cost $36,808)		36,810

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Total Investments — 101.5% (Cost $585,445)		704,690
Liabilities in Excess of Other Assets — (1.5)%		(10,549)
NET ASSETS — 100.0%		694,141

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $5,724.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	22.9%
Insurance	11.1
Oil, Gas & Consumable Fuels	6.3
Pharmaceuticals	6.2
Metals & Mining	4.7
Construction & Engineering	3.5
Capital Markets	2.8
Diversified Telecommunication Services	2.8
Trading Companies & Distributors	2.8
Automobile Components	2.4
Machinery	2.0
Household Durables	1.9
Energy Equipment & Services	1.7
Real Estate Management & Development	1.7
Multi-Utilities	1.5
Construction Materials	1.5
Consumer Staples Distribution & Retail	1.5
Tobacco	1.5
Wireless Telecommunication Services	1.4
Electric Utilities	1.4
Media	1.3
Automobiles	1.2
Financial Services	1.1
Others (each less than 1.0%)	9.6
Short-Term Investments	5.2
Futures contracts outstanding as of January 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	23	03/13/2025	JPY	4,113	65
EURO STOXX 50 Index	159	03/21/2025	EUR	8,698	344
FTSE 100 Index	34	03/21/2025	GBP	3,634	100
					509

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$36,911	$—	$36,911
Austria	2,807	6,081	—	8,888
Belgium	—	3,523	—	3,523
China	—	4,604	—	4,604
Denmark	2,255	4,520	—	6,775
Finland	—	9,090	—	9,090

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$—	$56,881	$—	$56,881
Georgia	1,211	—	—	1,211
Germany	2,514	62,665	—	65,179
Guatemala	948	—	—	948
Hong Kong	—	7,776	—	7,776
Ireland	5,996	3,994	—	9,990
Israel	1,572	—	—	1,572
Italy	1,133	39,849	—	40,982
Japan	—	137,176	—	137,176
Netherlands	3,463	20,299	—	23,762
Norway	3,172	8,179	—	11,351
Peru	1,084	—	—	1,084
Portugal	—	1,404	—	1,404
Singapore	—	10,709	—	10,709
Spain	—	21,536	—	21,536
Sweden	4,625	13,462	—	18,087
Switzerland	—	9,629	—	9,629
United Kingdom	19,178	87,882	—	107,060
United States	—	71,752	—	71,752
Total Common Stocks	49,958	617,922	—	667,880
Short-Term Investments
Investment Companies	30,691	—	—	30,691
Investment of Cash Collateral from Securities Loaned	6,119	—	—	6,119
Total Short-Term Investments	36,810	—	—	36,810
Total Investments in Securities	$86,768	$617,922	$—	$704,690
Appreciation in Other Financial Instruments
Futures Contracts	$509	$—	$—	$509
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.38% (a) (b)	$31,322	$36,419	$37,050	$— (c)	$— (c)	$30,691	30,679	$273	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	1,743	13,539	9,163	—	—	6,119	6,119	43	—
Total	$33,065	$49,958	$46,213	$—(c )	$— (c)	$36,810		$316	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.